Stockholders' Deficiency (Details) - Schedule of Warrants Outstanding - Warrant [Member] - $ / shares				3 Months Ended	12 Months Ended
	Jun. 30, 2024	Jul. 01, 2023	Jun. 30, 2023	Sep. 30, 2024	Jun. 30, 2024
Schedule of Warrants Outstanding [Line Items]
Shares, Outstanding Ending	100,000	100,000	100,000	100,000	100,000
Weighted Average Exercise Price, Ending	$ 5	$ 5	$ 5	$ 5	$ 5
Weighted Average Remaining Contractual Term (Years), Ending	3 years 1 month 6 days	4 years 1 month 6 days	4 years 1 month 6 days	2 years 10 months 24 days	3 years 1 month 6 days
Shares, Granted					14,000,000
Weighted Average Exercise Price, Granted					$ 0.0001
Weighted Average Remaining Contractual Term (Years), Granted
Shares, Exercised					(14,000,000)
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Term (Years), Exercised